The Purisima All-Purpose Fund (Prospectus Summary) | The Purisima All-Purpose Fund
SUMMARY SECTION
Investment Objective
The Purisima All-Purpose Fund (the "Fund") seeks positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Purisima All-Purpose Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Purisima All-Purpose Fund
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		314.77%
Acquired Fund Fees and Expenses	[1]	0.10%
Total Annual Fund Operating Expenses		315.87%
Fee Waiver and/or Expense Reimbursement	[2]	(314.37%)
Net Annual Fund Operating Expenses		1.50%
[1]	The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "Ratio of expenses to average net assets: Before fees waived" in the Financial Highlights section of this Prospectus, which does not include the Fund's acquired fund fees and expenses ("AFFE").
[2]	Fisher Asset Management, LLC (the "Adviser"), doing business as Fisher Investments is contractually obligated to limit the Fund's total annual operating expenses to 1.50% of the Fund's average daily net assets through November 30, 2022 (excluding taxes, interests, brokerage commissions, AFFE and extraordinary expenses). The Board of Trustees of The Purisima Funds (the "Trust") can terminate this contract at any time upon 60 days' written notice to the Adviser. Additionally, the Adviser may decline to renew this contract by written notice to the Trust at least 30 days before its annual renewal date. Pursuant to this contract, the Adviser may request recoupment for management fee waivers and/or Fund expense payments made during the most recent three fiscal years.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated; you redeem all of your shares at the end of those periods; your investment has a 5% return each year; and the Fund's operating expenses remain the same.
Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The Purisima All-Purpose Fund	163	505	871	1,900

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 0%
of the average value of its portfolio.
Principal Investment Strategies
The Fund anticipates most of the time it will maintain a flexible strategy ranging from defensive to exposure to global equity markets. A defensive strategy is intended to reduce losses from declines in certain markets or even to profit from those market declines. In pursuing either strategy, the
Fund may hold domestic and/or foreign (including emerging markets) securities and other instruments that may include derivatives (including futures, options on futures, swaps and exchange-traded notes), money market instruments, common stocks (including small-capitalization stocks) and other equity-like securities (preferred stock, warrants, rights, and depositary receipts), fixed-income securities (including U.S. Government obligations, sovereign and high-yield debt), shares of other mutual funds and exchange-traded funds.
The Fund may also sell securities short. The Fund's investments in different types of securities may vary significantly based on current and anticipated market conditions.

As a non-diversified fund, the Fund seeks to achieve its objective through exposure to various sectors, asset classes and countries by investing in a diverse portfolio of domestic and/or foreign (including emerging markets)
securities and other instruments that may include derivatives (including futures, options on futures, swaps and exchange-traded notes), money market instruments, common stocks (including small-capitalization stocks) and other equity-like securities (i.e., preferred stock, warrants, rights, and depositary receipts), fixed-income securities (including U.S. government obligations, sovereign and high yield debt), shares of other mutual funds, and exchange-traded funds. The Fund may also sell securities short. The Fund's investments in different types of securities may vary significantly based on current or anticipated market conditions.

Note: As of the date of this Prospectus, 100% of the Fund's assets are invested in money market instruments and U.S. Government obligations and have been so invested since the Fund's inception in November 2005.
Principal Investment Risks
The value of any investment in the Fund will change with market conditions, and investors may lose money. The Fund is not appropriate for all investors, and is not meant to be a complete investment program. Market conditions can cause securities to lose money rapidly and unpredictably.

o  General Market Risk: General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

o  Derivatives Risks: The Fund may make use of futures, options, swaps and exchange-traded notes, which are derivatives and employ specialized trading techniques such as options trading to increase its exposure to certain selected securities. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund predominantly employs these techniques as hedging tools but may on occasion use these techniques speculatively to enhance returns. These techniques are riskier than many investment strategies and may result in greater volatility for the Fund. Derivative risks include the risk that losses could be greater than the amount invested.

o  Trading Halt Risks: Certain major exchanges on which options and futures contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument.
   If a trading halt occurs before the close of a trading day, the Fund may not be able to purchase or sell options or futures contracts. In such an event, the
   Fund also may be required to use a "fair-value" method to price its outstanding contracts.

o  Non-Diversification Risks: Because the Fund is non-diversified, it may invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

o  Allocation Risks: The Adviser may allocate the Fund's assets in ways that will not perform as well as the general market.

o  Stock Risks: Because stocks are generally more volatile than fixed-income securities, the risk of losses is often higher for funds holding stocks than for those investing only in fixed-income securities. Recently, the financial markets have experienced a period of extreme stress, which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. These market conditions add significantly to the risk of short-term volatility of a fund.

o  Fixed-Income Securities Risks: The Fund may purchase investment grade and high yield debt securities. Investment grade securities are those securities that at the time of purchase are rated within the four highest rating categories by
   Moody's Investors Service, Inc. ("Moody's") (Baa or higher), Standard & Poor's
   Corporation ("S&P") (BBB or higher), or other nationally recognized securities ratings organizations) or securities that are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated. Obligations rated in the lowest of the top four ratings, though considered investment grade, are considered to have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher rated securities. Subsequent to its purchase by the Fund, a rated security may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the security, but such an event will not require the Fund to dispose of the security.

o  Large Company Risks: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

o  Smaller Capitalization Companies Risks: The Fund may invest a substantial portion of its assets in companies with modest capitalization, as well as start-up companies. While the Adviser believes that small and medium-sized companies as well as start-up companies can at times provide greater growth potential than larger, more mature companies, investing the securities of these companies also involves greater risk, potential price volatility and cost. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, in many instances, the frequency and volume of their trading is substantially less than are typical of larger companies. Therefore, the securities of smaller companies as well as start-up companies may be subject to wider price fluctuations. Trading in securities of these companies tends to be more costly compared to larger companies. As a result, the Fund could incur a loss even if it sells such a security shortly after its acquisition. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities.

o  ETF Risks: ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

o  Leverage Risks: This is the risk that leverage may cause the effect of an increase or decrease in the value of the Fund's portfolio securities to be magnified and the value of shares of the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing.

o  Foreign Investing Risks: The Fund may purchase foreign securities, including equity-like securities and fixed-income securities. These securities may involve additional risks, including the possibility that political, economic or social instability in the foreign country in which a security is issued might significantly lower its valuation. Foreign issuers are not subject to the same reporting and regulatory requirements found in the United States.
   Also, changes in the value of foreign currencies versus the U.S. dollar can affect the value of the Fund's foreign investments. For example, a decline in the value of a foreign currency will reduce the value of foreign investments denominated in that currency.

o  High Portfolio Turnover Risks: The Adviser may use the Fund as a vehicle to help manage the investments of the Adviser's separate account and other clients. Because the Adviser may cause large investments to be made in and out of the Fund relative to its size during such periods, the Fund's assets could vary significantly from time to time. These changes in asset size could cause the Fund to incur relatively high transaction costs in managing its portfolio investments, such as increased brokerage commissions.
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows how the Fund's total return has varied from year to year since its inception. The table shows how the Fund's average annual returns for 1 year, 5 years, and since its inception compare with those of a broad-based market index. Of course, past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
The Purisima All-Purpose Fund (as of December 31)

The Fund's year-to-date return as of September 30, 2012 was -1.02%.

The Purisima All-Purpose Fund's highest & lowest quarterly returns:
     Highest         1.97%                    Qtr ended 6/30/2006
Lowest -0.41% Qtr ended 12/31/2011
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception
The Purisima All-Purpose Fund	Return before taxes	(1.41%)	1.80%	2.73%
The Purisima All-Purpose Fund After Taxes on Distributions	Return after taxes on distributions	(1.41%)	1.02%	1.65%
The Purisima All-Purpose Fund After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	(1.20%)	1.70%	1.71%
The Purisima All-Purpose Fund Merrill Lynch U.S. Treasury Bills 0-3 Months Index	Merrill Lynch U.S. Treasury Bills 0-3 Months Index (reflects no deductions for fees, expenses or taxes)	0.10%	1.48%	2.09%

After tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to those who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts ("IRAs"). The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.